Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended	4 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended						3 Months Ended	4 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Sep. 30, 2010 Predecessor [Member]	May 23, 2011 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Dec. 31, 2010 IPAYMENT, INC. [Member]	Dec. 31, 2009 IPAYMENT, INC. [Member]	Dec. 31, 2008 IPAYMENT, INC. [Member]	Dec. 31, 2010 IPAYMENT HOLDINGS, INC. [Member]	Dec. 31, 2009 IPAYMENT HOLDINGS, INC. [Member]	Dec. 31, 2008 IPAYMENT HOLDINGS, INC. [Member]	Sep. 30, 2011 IPAYMENT HOLDINGS, INC. [Member] Successor [Member]	Sep. 30, 2011 IPAYMENT HOLDINGS, INC. [Member] Successor [Member]	Sep. 30, 2010 IPAYMENT HOLDINGS, INC. [Member] Predecessor [Member]	May 23, 2011 IPAYMENT HOLDINGS, INC. [Member] Predecessor [Member]	Sep. 30, 2010 IPAYMENT HOLDINGS, INC. [Member] Predecessor [Member]
Revenues	$ 181,003	$ 258,522	$ 175,098	$ 276,690	$ 518,571	$ 699,174	$ 717,928	$ 794,825	$ 699,174	$ 717,928	$ 794,825	$ 181,003	$ 258,522	$ 175,098	$ 276,690	$ 518,571
Operating expenses:
Interchange	100,396	142,658	97,200	147,779	286,741	380,577	397,530	450,570	380,577	397,530	450,570	100,396	142,658	97,200	147,779	286,741
Other costs of services	66,049	92,153	54,069	88,474	160,270	216,873	228,253	240,880	216,873	228,253	240,880	66,049	92,153	54,069	88,474	160,270
Selling, general and administrative	3,848	5,576	3,766	6,736	10,157	13,827	20,348	20,941	13,827	20,348	20,941	3,848	5,576	3,766	6,736	10,157
Total operating expenses	170,293	240,387	155,035	242,989	457,168	611,277	646,131	712,391	611,277	646,131	712,391	170,293	240,387	155,035	242,989	457,168
Income from operations	10,710	18,135	20,063	33,701	61,403	87,897	71,797	82,434	87,897	71,797	82,434	10,710	18,135	20,063	33,701	61,403
Other expenses:
Interest expense, net	16,503	23,740	11,477	15,578	34,296	45,662	46,488	56,289	45,662	46,488	56,289	21,311	30,519	11,477	16,455	34,296
Other expense, net	60	55	608	18,804	980	1,058	1,245	750	1,058	1,245	750	60	55	608	18,804	980
(Loss) income before income taxes	(5,853)	(5,660)	7,978	(681)	26,127	41,177	24,064	25,395	41,177	24,064	25,395	(10,661)	(12,439)	7,978	(1,558)	26,127
Income tax (benefit) provision	(2,232)	(2,158)	2,761	572	10,380	18,349	8,736	10,105	18,349	8,736	10,105	(3,123)	(3,429)	2,761	403	10,380
Net (loss) income	(3,621)	(3,502)	5,217	(1,253)	15,747	22,828	15,328	15,290	22,828	15,328	15,290	(7,538)	(9,010)	5,217	(1,961)	15,747
Less: Net income attributable to noncontrolling interest							(3,588)	(987)		(3,588)	(987)
Net (loss) income attributable to iPayment, Inc./iPayment Holdings, Inc.	$ (3,621)	$ (3,502)	$ 5,217	$ (1,253)	$ 15,747	$ 22,828	$ 11,740	$ 14,303	$ 22,828	$ 11,740	$ 14,303	$ (7,538)	$ (9,010)	$ 5,217	$ (1,961)	$ 15,747